Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 42,983		$ 69,419
Short-term deposits	4,448		7,251
Total Cash and cash equivalents	47,431	$ 61,463	76,670	$ 95,553	$ 61,644	$ 55,360
Restricted cash in cash and cash equivalents	$ 0		$ 0